UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _6/30/03_

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.): [X] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  8/8/03
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_79__

Form 13F Table Value Total:			__772,125_143130102 302 10,000SH SOLE
10,000 0 Cheesecake Factory COM
163072101 11,218 313,011SH SOLE 197,950 115,061 Chicago Mercantile Exchang
COM 167760107 2,019 29,000SH SOLE 28,000
 1,000 Citigroup COM 172967101 18,699 436,900SH SOLE 256,000 180,900
Colgate-Palmolive COM 194162103 12,705 219,247
SH SOLE 127,916 91,331 Dell Inc. COM 247025109 27,319 858,001
SH SOLE 528,150 329,851
 Devon Energy COM 25179M103
 7,626 142,800SH SOLE 82,200 60,600 Exxon Mobil Corporation COM
30231G102 10,098 281,200SH SOLE 153,300 127,900
Family Dollar Stores COM 307000109 11,260 295,150SH SOLE 184,200 110,950
Fedex Corp COM 31428X106 10,452 168,500SH
SOLE 93,000 75,500 Fifth Third Bancorp COM 316773100 4,019 70,000SH
SOLE 38,500 31,500 Fiserv ADS 337738108 1,605
45,000SH SOLE 45,000 0 General Electric Company COM 369604103 23,262 811,100SH
SOLE 462,000 349,100 Goldman Sachs
Group Inc. COM 38141G104 1,466 17,500SH SOLE 17,500 0 Health Management Assoc
COM 421933102 1,085 58,800SH SOLE 6,100
 52,700 Illinois Tool Works COM 452308109 7,737 117,500SH SOLE 61,000 56,500
Intel Corporation COM 458140100 13,610 654,000
SH SOLE 358,500 295,500 International Business Mac COM
459200101 20,485 248,300SH
 SOLE 146,700 101,600 Intuit COM 461202103
 758 17,000SH SOLE 17,000 0 Johnson & Johnson COM 478160104
 16,689 322,800SH SOLE
179,000 143,800 KLA Tencor Corporation COM
 482480100 8,131 175,000SH SOLE 98,400 76,600 Kellogg Co ADR
 487836108 103 3,000SH
SOLE 3,000 0 Kohl's Corporation COM 500255104
21,536 419,143SH SOLE 248,500 170,643
 Linear Technology Corp COM 535678106 9,080 280,428SH SOLE 166,800
113,628 Lowe's
Companies COM 548661107 23,422 545,343SH SOLE
 312,300 233,043 MKS Instruments Inc. COM 55306N104 912 50,000SH
SOLE 50,000 0
Maxim Integrated Prods COM 57772K101 7,025 206,000
SH SOLE 115,900 90,100 MedImmune COM 584699102 909 25,000SH SOLE 25,000 0
Medtronic COM 585055106 18,897 393,926SH SOLE
 227,550 166,376 Microchip Technology COM 595017104 1,485 60,000SH
 SOLE 60,000 0
 Microsoft Corporation COM 594918104
18,289 713,300SH SOLE 403,900 309,400 Molex Inc. CL A COM 608554200
11,531 498,112SH
SOLE 284,347 213,765 Nabors Industries
 COM G6359F103 5,799 146,700SH SOLE 77,000 69,700 Novellus Systems COM
670008101
7,242 197,600SH SOLE 100,000 97,600
Patterson-UTI Energy COM 703481101 7,507 231,900SH SOLE
119,200 112,700 Pfizer COM
 717081103 24,199 708,600SH SOLE
411,800 296,800 Pogo Producing Co. COM 730448107 6,301 147,400SH
 SOLE 70,300 77,100
Progressive Corp COM 743315103
 9,583 131,100SH SOLE 67,300 63,800 Staples COM 855030102
 1,285 70,000SH SOLE 70,000 0
Stericycle COM 858912108 2,931 76,400
SH SOLE 71,900 4,500 Stryker Corporation COM 863667101 9,460 136,365
SH SOLE 79,900 56,465
 Sysco Corp. COM 871829107
10,805 359,700SH SOLE 222,000 137,700 Texas Instruments COM
 882508104 7,621 433,000SH
SOLE 240,500 192,500 Tiffany & Co. COM
 886547108 7,830 239,600SH SOLE 140,000 99,600 U.S. Bancorp COM
 902973304 5,508 224,800
SH SOLE 94,300 130,500
Union Pacific Corp COM 907818108 7,273 125,347SH SOLE 66,800 58,547
 Unisys Corp COM
909214108 9,016 734,200SH
SOLE 416,000 318,200 United Parcel Service COM 911312106 7,059 110,824SH
 SOLE 61,024 49,800
UnitedHealth Group COM
91324P102 20,214 402,262SH SOLE 227,462 174,800 WTS Washington Intl
COM 938862109 0 6SH SOLE 0 6
Wal-Mart Stores COM
 931142103 22,785 424,543SH SOLE 257,800 166,743 Walgreen Company COM
 931422109 14,379 477,72
0SH SOLE 324,100 153,620
Weight Watchers Internatio
COM 948626106 7,638 167,900
SH SOLE 91,200 76,700 Wellpoint Health Networks COM 94973H108 23,391
 277,468SH SOLE 171,900 105,568
 Wells Fargo & Co. COM

949746101 17,363 344,500SH SOLE 211,700 132,800 Westinghouse Air Brake
 COM 960386100 1 38SH SOLE 0 38 W
illis Group Holdings COM
 G96655108 7,921 257,600SH SOLE 152,500 105,100 Wrigley Wm Jr CO COM
 982526105 169 3,000SH SOLE 3,000 0
Zebra Technologies COM
989207105 2,182 29,000SH SOLE 29,000 0 Zimmer Holdings COM 98956P102
9,150 203,100SH SOLE 129,700 73,400